As filed with the Securities and Exchange Commission on or about January 16, 2004

Registration No. 333-108873

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______

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Post-Effective Amendment No.     1

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(Check appropriate box or boxes)

GRAND PRIX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

Wilton Executive Campus

15 River Road, Suite 220

Wilton, Connecticut  06897

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (203) 761-9600

Robert Zuccaro

Target Investors, Inc.

Wilton Executive Campus

15 River Road, Suite 220

Wilton, Connecticut  06897

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Grand Prix Funds, Inc. (“Registrant”) hereby incorporates by reference Part A and Part B of Registrant’s Registration Statement on Form N-14 (File No. 333-108873), filed with the Securities and Exchange Commission on September 17, 2003.  The purpose of this Post-Effective Amendment No. 1 is to file the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters as Exhibit 12(a) hereto and the Opinion and Consent of Robinson & Cole LLP regarding certain tax matters as Exhibit 12(b) hereto.

PART C

OTHER INFORMATION

Item 15.

Indemnification

The information required in this item is incorporated by reference to Item 15 of Registrant’s Registration Statement on Form N-14 (File No. 333-108873), filed with the Securities and Exchange Commission on September 17, 2003.

Item 16.

Exhibits

Exhibit No.

Exhibit

(1)(a)

Registrant’s Articles of Incorporation (1)

(1)(b)

Amendment to Registrant’s Articles of Incorporation (2)

(1)(c)

Amendment to Registrant’s Articles of Incorporation (to create Class C shares) (3)

(1)(d)

Amendment to Registrant’s Articles of Incorporation (to create Super Core Fund) (8)

(2)

Registrant’s By-Laws (1)

(3)

None

(4)

Agreement and Plan of Reorganization (11)

(5)

None

(6)(a)

Investment Advisory Agreement (2)

(6)(b)

Expense Cap/Reimbursement Agreement (4)

(6)(c)

Expense Cap/Reimbursement Agreement (to add Class C shares) (3)

(6)(d)

Amended Expense Cap/Reimbursement Agreement (for Class A shares) (3)

(6)(e)

Investment Advisory Agreement, as amended (to add Super Core Fund) (8)

(6)(f)

Expense Cap/Reimbursement Agreement (for Super Core Fund) (8)

(6)(g)

Expense Cap/Reimbursement Agreement, as amended (for Super Core Fund) (9)

(6)(h)

Amendment to Expense Cap/Reimbursement Agreement (for Class C shares of Grand Prix Fund)(9)

(6)(i)

Amendment to Expense Cap/Reimbursement Agreement (for Class A shares of Grand Prix Fund)(9)

(7)(a)

Distribution Agreement (3)

(7)(b)

Form of Dealer Agreement (3)

(7)(c)

Amended and Restated Distribution Agreement (to add Super Core Fund) (8)

(8)

None

(9)(a)

Custodian Servicing Agreement (3)

(9)(b)

Custodian Servicing Agreement, as amended (to add Super Core Fund) (8)

(10)(a)

Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

(10)(b)

Form of 12b-1 Related Agreement (2)

(10)(c)

Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended (6)

(10)(d)

Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended (for Class A shares) (3)

(10)(e)

Form of Rule 12b-1 Related Agreement, as amended (for Class A shares) (6)

(10)(f)

Form of Rule 12b-1 Related Agreement, as amended (for Class A shares) (3)

(10)(g)

Rule 12b-1 Distribution and Shareholder Servicing Plan (for Class C shares) (3)

(10)(h)

Form of 12b-1 Related Agreement (for Class C shares) (3)

(10)(i)

Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended (for Class A shares of Grand Prix and Super Core Funds) (8)

(10)(j)

Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended (for Class C shares of Grand Prix and Super Core Funds) (8)

(10)(k)

Form of Rule 12b-1 Related Agreement, as amended (for Class A shares of Grand Prix and Super Core Funds) (8)

(10)(l)

Form of Rule 12b-1 Related Agreement, as amended (for Class C shares of Grand Prix and Super Core Funds) (8)

(10)(m)

Rule 18f-3 Multi-Class Plan (3)

(10)(n)

Rule 18f-3 Multi-Class Plan, as amended (to add Super Core Fund) (8)

(11)

Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant (11)

(12)(a)

Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters (14)

(12)(b)

Opinion and Consent of Robinson & Cole LLP regarding certain tax matters (14)

(13)(a)

Transfer Agent Servicing Agreement (3)

(13)(b)

Fund Administration Servicing Agreement (3)

(13)(c)

Fund Accounting Servicing Agreement (3)

(13)(d)

Transfer Agent Servicing Agreement, as amended (to add Super Core Fund) (8)

(13)(e)

Fund Administration Servicing Agreement, as amended (to add Super Core Fund) (8)

(13)(f)

Fund Accounting Servicing Agreement, as amended (to add Super Core Fund) (8)

(13)(g)

Addendum to Transfer Agent Servicing Agreement (10)

(13)(h)

Addendum to Transfer Agent Servicing Agreement (10)

(14)(a)

Consent of Ernst & Young LLP (14)

(14)(b)

Consent of PricewaterhouseCoopers LLP (14)

(15)

None

(16)

Power of Attorney (11)

(17)(a)

Form of proxy ballot for Hartford Mutual Investment Fund, Inc. (11)

(17)(b)

Prospectus for the Grand Prix Fund dated February 28, 2003 (10)

(17(c)

Statement of Additional Information for the Grand Prix Fund dated February 28, 2003 (10)

(17)(e)

Annual Report to Shareholders of the Grand Prix Fund for the fiscal year ended
October 31, 2002 (12)

(17)(f)

Semi-Annual Report to Shareholders of the Grand Prix Fund for the six months ended
April 30, 2003 (13)

__________________

(1)

Incorporated by reference to Registrant’s Form N-1A as filed with the Commission on October 31, 1997.

(2)

Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registrant’s Form N-1A as filed with the Commission on December 23, 1997.

(3)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to Registrant’s Form N-1A as filed with the Commission on July 29, 1999.

(4)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to Registrant’s Form N-1A as filed with the Commission on February 25, 1999.

(5)

Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registrant’s Form N-1A as filed with the Commission on December 30, 1997.

(6)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registrant’s Form N-1A as filed with the Commission on November  30, 1998.

(7)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to Registrant’s Form N-1A as filed with the Commission on October 3, 2000.

(8)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to Registrant’s Form N-1A as filed with the Commission on December 15, 2000.

(9)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to Registrant’s Form N-1A as filed with the Commission on February 22, 2002.

(10)

Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to Registrant’s Form N-1A as filed with the Commission on February 21, 2003.

(11)

Incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Commission on September 17, 2003.

(12)

Incorporated by reference to the Registrant’s Form N-30D relating to the Grand Prix Fund as filed with the Commission on December 13, 2002.

(13)

Incorporated by reference to the Registrant’s Form N-CSR as filed with the Commission on June 26, 2003.

(14)

Filed herewith.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets the requirements for effectiveness of this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 under Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilton and State of Connecticut as of this 13th day of January, 2004.

GRAND PRIX FUNDS, INC. (Registrant)

By:

/s/  Robert Zuccaro

Robert Zuccaro

President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed by the following persons in the capacities and on the dates indicated:

Name	Title	Date
/s/ Robert Zuccaro Robert Zuccaro	President and a Director (Principal Executive Officer)	January 13, 2004
/s/ Mary Jane Boyle Mary Jane Boyle	Vice President, Secretary and Treasurer (Principal Financial and Accounting Officer)	January 13, 2004
Directors: Edward F. Ronan, Jr. and Dennis K. Waldman
By: /s/ Robert Zuccaro Robert Zuccaro, Attorney-in-Fact*		January 13, 2004

*Pursuant to authority granted by power of attorney, a copy of which was previously filed.